GOODWILL AND INTANGIBLES Schedule of Intangibles (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		$ 19,178	$ 22,155
Accumulated Amortization		(5,653)	(5,245)
Net Carrying Amount		13,525	16,910
Impairment of intangible assets		0	0	$ 392
Indefinite-lived Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		10,452	10,602
Chili's Restaurants [Member] | Franchise Rights [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	[1]	13,611	16,170
Accumulated Amortization	[1]	(4,438)	(4,175)
Net Carrying Amount		9,173	11,995
Impairment of intangible assets		1,500	800
Foreign currency translation adjustment		100	100
Chili's Restaurants [Member] | Other Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Accumulated Amortization		(1,215)	(1,070)
Net Carrying Amount		4,352	4,915
Gross Carrying Amount		5,567	5,985
Chili's Restaurants [Member] | Indefinite-lived Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		9,520	9,670
Maggiano's Restaurants [Member] | Indefinite-lived Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		$ 932	$ 932

[1]	The gross carrying amount and accumulated amortization include the impact of foreign currency translation on existing balances of $0.1 million and $0.1 million for fiscal 2018 and 2017, respectively. We also recorded an impairment charge of $1.5 million and $0.8 million in Other gains and charges in the Consolidated Statements of Comprehensive Income in fiscal 2018 and fiscal 2017, respectively. See Note 3 - Other Gains and Charges and Note 9 - Fair Value Disclosures and for additional disclosures.